Note 11 - Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2018	2017
		(Restated)
	(In thousands)

Finished products	$636,195	$576,459
In process	47,972	35,982
Raw materials and supplies	155,468	160,333
	839,635	772,774
Less excess of FIFO cost over LIFO cost	158,807	143,839
Total inventories	$680,828	$628,935